CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 213,059	$ 207,501
Interest-bearing deposits with other banks	792,960	388,182
Investment Securities, Available-for-sale	3,021,126	3,409,648
Investment securities held-to-maturity (fair value $71,688 at December 31, 2023 and $76,485 at December 31, 2022)	80,321	84,021
Other investments	129,945	143,160
Loans held for sale, at fair value	9,213	7,918
Loans and leases
Total loans and leases	10,933,176	10,298,971
Loans and Leases Receivable, Allowance	(141,433)	(132,977)
Net loans and leases	10,791,743	10,165,994
Property, Plant, and Equipment, Excluding Lessor Asset under Operating Lease, after Accumulated Depreciation	194,740	189,080
Operating Lease	153,214	91,738
Goodwill	1,005,868	1,001,507
Other intangibles	83,949	93,919
Accrued interest and other assets	1,056,762	1,220,648
Deposits
Interest-bearing demand	2,993,219	3,037,153
Savings	4,331,228	3,828,139
Time	2,718,390	1,700,705
Total interest-bearing deposits	10,042,837	8,565,997
Total assets	17,532,900	17,003,316
Noninterest-bearing	3,317,960	4,135,180
Total deposits	13,360,797	12,701,177
FHLB short-term borrowings	800,000	1,130,000
Other Short-term Borrowings	137,814	157,156
Total short-term borrowings	937,814	1,287,156
Long-term debt	344,115	346,672
Total borrowed funds	1,281,929	1,633,828
Accrued interest and other liabilities	622,200	626,938
Total liabilities	15,264,926	14,961,943
Shareholders' equity
Common stock - no par value	1,638,972	1,634,605
Retained earnings	1,136,718	968,237
Accumulated other comprehensive income (loss)	(309,819)	(358,663)
Treasury stock, at cost, 9,140,550 shares in 2023 and 9,390,695 shares in 2022	(197,897)	(202,806)
Total shareholders' equity	2,267,974	2,041,373
Total liabilities and shareholders’ equity	$ 17,532,900	$ 17,003,316
Common Stock, Shares Authorized	160,000,000	160,000,000
Common Stock, Shares, Issued	104,281,794	104,281,794
Commercial
Loans and leases
Total loans and leases	$ 3,501,221	$ 3,410,272
Lease financing
Loans and leases
Total loans and leases	474,817	236,124
Construction real estate
Loans and leases
Total loans and leases	564,832	512,050
Commercial real estate
Loans and leases
Total loans and leases	4,080,939	4,052,759
Residential real estate
Loans and leases
Total loans and leases	1,333,674	1,092,265
Home equity
Loans and leases
Total loans and leases	758,676	733,791
Installment
Loans and leases
Total loans and leases	159,078	209,895
Credit card
Loans and leases
Total loans and leases	$ 59,939	$ 51,815